Equity-Based Compensation - 2017 Omnibus Incentive Plan (Details)		12 Months Ended
	May 03, 2017	Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Conversion ratio	0.8	1.25
2017 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Maximum number of awards authorized for grant (in shares)		14,000,000.0
2017 Omnibus Incentive Plan | Class A | Class A
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares available for grant (in shares)		12,700,000
2017 Omnibus Incentive Plan | Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period		1 year
2017 Omnibus Incentive Plan | Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period		5 years
2017 Omnibus Incentive Plan | Restricted Stock | Class A
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares granted in the period (in shares)		600,000
Weighted average grant date fair value (in dollars per share) | $ / shares		$ 16.97
2017 Omnibus Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Conversion ratio		1
Settlement period after vesting		30 days
2017 Omnibus Incentive Plan | Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period		1 year
2017 Omnibus Incentive Plan | Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period		2 years
2017 Omnibus Incentive Plan | Restricted Stock Units (RSUs) | Class A
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares granted in the period (in shares)		22,000
Weighted average grant date fair value (in dollars per share) | $ / shares		$ 20.64
2017 Omnibus Incentive Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting period		5 years
Award expiration period		10 years
2017 Omnibus Incentive Plan | Options | Grant Date Anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting rights, percentage		20.00%
2017 Omnibus Incentive Plan | Options | Year One, Following Grant Date Anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting rights, percentage		20.00%
2017 Omnibus Incentive Plan | Options | Year Two, Following Grant Date Anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting rights, percentage		20.00%
2017 Omnibus Incentive Plan | Options | Year Three, Following Grant Date Anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting rights, percentage		20.00%
2017 Omnibus Incentive Plan | Options | Year Four, Following Grant Date Anniversary
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Award vesting rights, percentage		20.00%